Discontinued Operations - Disposal Groups, Including Discontinued Operations - Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income (expense):
Income (loss) from discontinued operations, net of tax	$ 8,725	$ (605)	$ (12,637)
Net (loss) income from discontinued operations attributable to non-controlling interests	(33)	33	0
Net income (loss) from discontinued operations attributable to ordinary shareholders	8,758	(638)	(12,637)
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	29,115	1,808
Cost of revenue	25,045	1,118
Gross profit (loss)	4,070	690
Operating expenses:
General and administrative	4,558	1,255
Research and development	0	41
Sales and marketing	457	12
Total operating expenses	5,015	1,308
Operating profit (loss) from discontinued operations	(945)	(618)
Other income (expense):
Interest expense	(43)	(3)
Gain on disposition of GEH Singapore	9,255	0
Other income (expense)	439	(3)
Total other income (expense)	9,651	(6)
Income (loss) from discontinued operations, before income taxes	8,706	(624)
Income tax benefit	19	19
Income (loss) from discontinued operations, net of tax	8,725	(605)
Net (loss) income from discontinued operations attributable to non-controlling interests	(33)	33
Net income (loss) from discontinued operations attributable to ordinary shareholders	8,758	(638)
Discontinued Operations | GEH Singapore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	29,115	1,808
Cost of revenue	25,045	1,237
Gross profit (loss)	4,070	571
Operating expenses:
General and administrative	4,494	355
Research and development	0	0
Sales and marketing	457	11
Total operating expenses	4,951	366
Operating profit (loss) from discontinued operations	(881)	205
Other income (expense):
Interest expense	(43)	(3)
Gain on disposition of GEH Singapore	9,255	0
Other income (expense)	439	(3)
Total other income (expense)	9,651	(6)
Income (loss) from discontinued operations, before income taxes	8,770	199
Income tax benefit	19	19
Income (loss) from discontinued operations, net of tax	8,789	218
Net (loss) income from discontinued operations attributable to non-controlling interests	(33)	33
Net income (loss) from discontinued operations attributable to ordinary shareholders	8,822	185
Discontinued Operations | Edmodo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	0	560
Cost of revenue	0		3,460
Disposal Group Including Discontinued Operation Cost Of Revenue		(119)
Gross profit (loss)	0	119	(2,900)
Operating expenses:
General and administrative	64	900	1,400
Research and development	0	41	6,224
Sales and marketing	0	1	2,113
Total operating expenses	64	942	9,737
Operating profit (loss) from discontinued operations	(64)	(823)	(12,637)
Other income (expense):
Interest expense	0	0	0
Gain on disposition of GEH Singapore		0	0
Other income (expense)		0	0
Total other income (expense)	0	0	0
Income (loss) from discontinued operations, before income taxes	(64)	(823)	(12,637)
Income tax benefit	0	0	0
Income (loss) from discontinued operations, net of tax	(64)	(823)	(12,637)
Net (loss) income from discontinued operations attributable to non-controlling interests	0	0	0
Net income (loss) from discontinued operations attributable to ordinary shareholders	$ (64)	$ (823)	$ (12,637)